SUBSEQUENT EVENT	12 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENT
SUBSEQUENT EVENT

18. SUBSEQUENT EVENT

The Company has assessed all events from June 30, 2021, up through November 15, 2021, which is the date that these consolidated financial statements are available to be issued, unless as disclosed herein, there are not any material subsequent events that require disclosure in these consolidated financial statements.